INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares
Net revenues	¥ 15,756,681	$ 2,215,039	¥ 13,602,901
Cost of revenues	(13,156,939)	(1,849,573)	(10,657,556)
Gross profit	2,599,742	365,466	2,945,345
Operating expenses:
Sales and marketing expenses	(3,654,596)	(513,755)	(4,033,248)
General and administrative expenses	(1,704,327)	(239,590)	(1,299,386)
Research and development expenses	(3,271,561)	(459,909)	(2,042,245)
Total operating expenses	(8,630,484)	(1,213,254)	(7,374,879)
Loss from operations	(6,030,742)	(847,788)	(4,429,534)
Other (expense)/income:
Investment loss, net (including impairments)	(365,670)	(51,405)	(100,852)
Interest income	172,745	24,284	43,784
Interest expense	(187,365)	(26,339)	(105,370)
Exchange losses	(84,393)	(11,864)	(19,560)
Others, net	568,492	79,917	(38,938)
Total other (expense)/income, net	103,809	14,593	(220,936)
Loss before tax	(5,926,933)	(833,195)	(4,650,470)
Income tax	(83,684)	(11,764)	(62,502)
Net loss	(6,010,617)	(844,959)	(4,712,972)
Net loss attributable to noncontrolling interests	8,258	1,161	11,758
Net loss attributable to the Bilibili Inc.'s shareholders	(6,002,359)	(843,798)	(4,701,214)
Net loss	(6,010,617)	(844,959)	(4,712,972)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	399,761	56,197	(174,120)
Total other comprehensive loss	399,761	56,197	(174,120)
Total comprehensive loss	(5,610,856)	(788,762)	(4,887,092)
Net loss attributable to noncontrolling interests	8,258	1,161	11,758
Comprehensive loss attributable to the Bilibili Inc.'s shareholders	¥ (5,602,598)	$ (787,601)	¥ (4,875,334)
Net loss per share/ADS, basic | (per share)	¥ (15.22)	$ (2.14)	¥ (12.5)
Net loss per share/ADS, diluted | (per share)	¥ (15.22)	$ (2.14)	¥ (12.5)
Mobile games
Net revenues	¥ 3,875,385	$ 544,793	¥ 3,795,576
Value-added services
Net revenues	6,365,361	894,828	5,040,368
Advertising
Net revenues	3,553,856	499,593	2,935,805
E-commerce and others
Net revenues	1,962,079	275,825	1,831,152
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation expenses	54,188	7,618	50,069
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	41,226	5,795	38,195
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	418,295	58,803	387,857
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 272,179	$ 38,262	¥ 216,226
ADSs
Other comprehensive (loss)/income:
Net loss per share/ADS, basic | (per share)	¥ (15.22)	$ (2.14)	¥ (12.5)
Net loss per share/ADS, diluted | (per share)	¥ (15.22)	$ (2.14)	¥ (12.5)
Weighted average number of ordinary shares/ADSs, basic | shares	394,452,475	394,452,475	376,073,065
Weighted average number of ordinary shares/ADSs, diluted | shares	394,452,475	394,452,475	376,073,065
Ordinary shares
Other comprehensive (loss)/income:
Weighted average number of ordinary shares/ADSs, basic | shares	394,452,475	394,452,475	376,073,065
Weighted average number of ordinary shares/ADSs, diluted | shares	394,452,475	394,452,475	376,073,065